--------------------------------------------------------------------------------
[graphic]                     ADVISOR CLASS SHARES            November 22, 2000
--------------------------------------------------------------------------------
                                   SUPPLEMENT

                        TO THE April 29, 2000 PROSPECTUS
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                      [logo]
--------------------------------------------------------------------------------
                              ACCESSOR VALUE FUND
--------------------------------------------------------------------------------

On November 16, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Martingale Asset Management, L.P. ("Martingale") as money manager of the Value Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Wellington Management Company, LLP ("Wellington Management") as the money manager of the Value Fund, effective January 10, 2001. The appointment of Wellington Management will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Wellington Management relating to the Value Fund is substantially similar to that between Accessor Capital, Accessor Funds and Martingale. Specifically, the fees paid to Wellington Management are based on the same fee schedule as that of Martingale. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Martingale will remain in effect until close of business on January 9, 2001. Beginning January 10, 2001, Wellington Management will make investment decisions for the assets of the Value Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Value Fund's investment program with respect to these assets. Wellington Management is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Value Fund's investment objective, policies and limitations.

In connection with the appointment of Wellington Management as the money manager of the Value Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 2, the following is added to the Summary - Principal Strategies -- Value Fund following the Second full paragraph:

Effective January 10, 2001, Wellington Management Company, LLP ("Wellington Management") will serve as the Fund's Money Manager. As the Fund's Money Manager, Wellington Management will seek to meet the Fund's investment objective by investing primarily in stocks of companies chosen from the S&P 500 that Wellington Management believes will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. Wellington Management will attempt to exceed the performance of the S&P 500/BARRA Value Index over a cycle of five years.

Wellington Management uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark.

On page 29, the following is added to the Management, Organization and Capital Structure -- Value Fund following the fourth full paragraph in that section:

Effective January 10, 2001, Wellington Management will serve as the Fund's Money Manager Money Manager Wellington Management Company, LLP, 75 State Street, Boston, MA 02109 Doris Dwyer Chu will be the Portfolio manager responsible for the day to day management of the Fund. Ms. Chu has been with Wellington Management since 1998, prior to that she was a partner and international portfolio manager at Grantham, Mayo, Van Otterloo & Company. Ms. Chu relies on fundamental research provided by Wellington Management's Global Industry Analysts.

For the first five calendar quarters of management of the Value Fund, Wellington Management will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Beginning with the sixth calendar quarter of management by Wellington Management, the basic fee will be equal to an annual rate of 0.10 % of the Value Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Value Fund's performance exceeds or trails that of the S&P 500/BARRA Value Index during the applicable measurement period based on the following schedule:


                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

During the period from the sixth calendar quarter through the 13th calendar quarter of Wellington Management's management of the Value Fund, the applicable measurement period will be the entire period since the commencement of its management of the Value Fund with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of Wellington Management's management of the Value Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

--------------------------------------------------------------------------------
[graphic]                     INVESTOR CLASS SHARES           November 22, 2000
--------------------------------------------------------------------------------
                                   SUPPLEMENT

                        TO THE April 29, 2000 PROSPECTUS
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                      [logo]
--------------------------------------------------------------------------------
                             ACCESSOR VALUE FUND
--------------------------------------------------------------------------------

On November 16, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Martingale Asset Management, L.P. ("Martingale") as money manager of the Value Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Wellington Management Company, LLP ("Wellington Management") as the money manager of the Value Fund, effective January 10, 2001. The appointment of Wellington Management will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Wellington Management relating to the Value Fund is substantially similar to that between Accessor Capital, Accessor Funds and Martingale. Specifically, the fees paid to Wellington Management are based on the same fee schedule as that of Martingale. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Martingale will remain in effect until close of business on January 9, 2001. Beginning January 10, 2001, Wellington Management will make investment decisions for the assets of the Value Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Value Fund's investment program with respect to these assets. Wellington Management is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Value Fund's investment objective, policies and limitations.

In connection with the appointment of Wellington Management as the money manager of the Value Fund, the following language is inserted in the following sections of the Investor Class Prospectus:

On page 2, the following is added to the Summary - Principal Strategies -- Value Fund following the Second full paragraph:

Effective January 10, 2001, Wellington Management Company, LLP ("Wellington Management") will serve as the Fund's Money Manager. As the Fund's Money Manager, Wellington Management will seek to meet the Fund's investment objective by investing primarily in stocks of companies chosen from the S&P 500 that Wellington Management believes will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. Wellington Management will attempt to exceed the performance of the S&P 500/BARRA Value Index over a cycle of five years.

Wellington Management uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark.

On page 29, the following is added to the Management, Organization and Capital Structure -- Value Fund following the fourth full paragraph in that section:

Effective January 10, 2001, Wellington Management will serve as the Fund's Money Manager Money Manager Wellington Management Company, LLP, 75 State Street, Boston, MA 02109 Doris Dwyer Chu will be the Portfolio manager responsible for the day to day management of the Fund. Ms. Chu has been with Wellington Management since 1998, prior to that she was a partner and international portfolio manager at Grantham, Mayo, Van Otterloo & Company. Ms. Chu relies on fundamental research provided by Wellington Management's Global Industry Analysts.

For the first five calendar quarters of management of the Value Fund, Wellington Management will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Beginning with the sixth calendar quarter of management by Wellington Management, the basic fee will be equal to an annual rate of 0.10 % of the Value Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Value Fund's performance exceeds or trails that of the S&P 500/BARRA Value Index during the applicable measurement period based on the following schedule:


                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

During the period from the sixth calendar quarter through the 13th calendar quarter of Wellington Management's management of the Value Fund, the applicable measurement period will be the entire period since the commencement of its management of the Value Fund with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of Wellington Management's management of the Value Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3600
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504
                                www.accessor.com

                         SUPPLEMENT DATED NOVEMBER 22, 2000
                     TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

On November 16, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Martingale Asset Management, L.P. ("Martingale") as money manager of the Value Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Wellington Management Company, LLP ("Wellington Management") as the money manager of the Value Fund, effective January 10, 2001. The appointment of Wellington Management will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Wellington Management relating to the Value Fund is substantially similar to that between Accessor Capital, Accessor Funds and Martingale. Specifically, the fees paid to Wellington Management are based on the same fee schedule as that of Martingale. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Martingale will remain in effect until close of business January 9, 2001. Beginning January 10, 2001, Wellington Management will make investment decisions for the assets of the Value Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Value Fund's investment program with respect to these assets. Wellington Management is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Value Fund's investment objective, policies and limitations.

In connection with the appointment of Wellington Management as the money manager of the Value Fund, the following language is inserted in the following sections of the Statement of Additional Information:

On page 33, the following is added to the end of the third complete paragraph:

A new Money Manager Agreement for the Value Fund was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on November 16, 2000, in connection with the change of Money Manager to Wellington Management Company, LLC.

On pages 34-35, the following is added to the SAI in the section Investment Advisory and other Services - Money Managers following the paragraph entitled "Martingale":

         Effective January 10, 2001, Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership, will serve as the Money Manager for the Value Portfolio. The Wellington Management expects to maintain a well-diversified portfolio of stocks in the Value Portfolio, holding market representation in all major economic sectors. Wellington Management uses a disciplined, structured investment process to identify stocks that have a higher probability of outperforming peer companies. These stocks tend to have strong earnings value and trade at reasonable multiples as compared to their peers. Once the highest ranked stocks are identified, Wellington Management builds portfolios that resemble the benchmark in terms of major risk components like industry and sector weight and market capitalization. As of September 30, 2000, Wellington Management managed assets of approximately $266 billion.

On Page 37, the following paragraph is added to the end of the second paragraph in the section Investment Advisory and other Services - Money Manager Fees:

Effective January 10, 2001 ,Wellington Management will serve as the Money Manager of Value Fund.. During the first five calendar quarters of management, Wellington Management's fees will have two components, the Basic Fee and Fund Management Fee. Effective January 10, 2001 Wellington Management will earn an annual fee of 0.20% , which includes a 0.10% Basic Fee and a 0.10% portfolio management fee, for serving as Money Manager to the Value Fund.